FVIT Portfolios

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

FVIT Index Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

 Class II Shares

(each a series of Forethought Variable Insurance Trust)

Supplement dated February 18, 2014
to the Prospectus and Statement of Additional Information (the “SAI”)

dated October 17, 2013, as supplemented January 6, 2014

1.

Effective on or about February 28, 2014, Union Bank, N.A., located at 400 California Street, San Francisco, CA 94104, will replace JPMorgan Chase Bank, N.A. as the custodian for FVIT American Funds® Managed Risk Portfolio, FVIT BlackRock Global Allocation Managed Risk Portfolio, FVIT WMC Research Managed Risk Portfolio, FVIT Index Managed Risk Portfolio and FVIT Select Advisor Managed Risk Portfolio.

Accordingly, effective on or about February 28, 2014, the above referenced Prospectus and SAI are revised to reflect that Union Bank, N.A. is the Portfolios’ custodian.

2.

At a meeting of the Board of Trustees of Forethought Variable Insurance Trust (the “Board”) on February 11, 2014, the Board approved a change to the name of FVIT Index Managed Risk Portfolio.  Accordingly, the above referenced Prospectus and SAI are revised as follows:

Effective April 30, 2014, the name of “FVIT Index Managed Risk Portfolio” will be changed to “FVIT Balanced Managed Risk Portfolio”.

On or about April 30, 2014, shareholders will receive a revised and updated prospectus that includes the new series name, as well as updated financial information and other changes.

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This Supplement, and the Prospectus and SAI dated October 17, 2013, as supplemented January 6, 2014, each provide information that you should know before investing in the Portfolios and should be retained for future reference.  The Prospectus and SAI have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All of these documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.